Assets pledged or assigned	6 Months Ended
Jun. 30, 2012
Assets pledged or assigned
Assets pledged or assigned
Note 26 Assets pledged or assigned
> Refer to “Note 27 – Assets pledged or assigned” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and to” Note 33 – Assets pledged or assigned” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Assets pledged or assigned
end of	6M12	2011

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	167,770	152,527

of which assets provided with the right to sell or repledge	97,898	96,922

Fair value of collateral received with the right to sell or repledge	382,437	373,794

of which sold or repledged	327,554	332,878